13F-
09/30/2007
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  November 14, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    110669

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC			 COMMON STOCK     013817101	9076   232000 SH       SOLE     01          232000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	4576    15800 SH       SOLE     01           15800        0        0
D CENTURY ALUM CO                COMMON STOCK     156431108	2369    45000 SH       SOLE     01           45000        0        0
D CHINA SUNERGY CO LTD		 SPONSORED ADR	  16942X104	3203   350000 SH       SOLE     01          350000        0        0
D COUNTRYWIDE FINANCIAL CORP	 COMMON STOCK 	  222372104     1627    85600 SH       SOLE     01           85600        0        0
D DILLARDS INC			 CL A	 	  254067101     2183   100000 SH       SOLE     01          100000        0        0
D DOLAN MEDIA CO		 COMMON STOCK 	  25659P402     2430   100000 SH       SOLE     01          100000        0        0
D EQUINIX INC			 COM NEW 	  29444U502     3503    39500 SH       SOLE     01           39500        0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	5216   595459 SH       SOLE     01          595459        0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607100     4793   203000 SH       SOLE     01          203000        0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607950     1388    58800 SH  PUT  SOLE     01           58800        0        0
D INFINEON TECHNOLOGIES AG	 SPONSORED ADR    45662N103     5274   307000 SH       SOLE     01          307000        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102    11135   258350 SH       SOLE     01          258350        0        0
D JA SOLAR HOLDINGS CO LTD       SPON ADR	  466090107     4527   100704 SH       SOLE     01          100704        0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	7402   104894 SH       SOLE     01          104894        0        0
D QUALCOMM INC	                 COMMON STOCK     747525103	5029   119000 SH       SOLE     01          119000        0        0
D SAVVIS INC      		 COM NEW          805423308	4490   115780 SH       SOLE     01          115780        0        0
D SIMPSON MANUFACTURING CO INC	 COMMON STOCK     829073955	2188    68700 SH  PUT  SOLE     01           68700        0        0
D SOLARFUN POWER HOLDINGS CO L	 SPONSORED ADR    83415U108	1576   120000 SH       SOLE     01          120000        0        0
D STANDARD PAC CORP NEW 	 COMMON STOCK     85375C101	3294   600000 SH       SOLE     01          600000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     6770   344000 SH       SOLE     01          344000        0        0
D THORNBURG MTG INC	         COMMON STOCK	  885218107      167    13000 SH       SOLE     01           13000        0        0
D TRINA SOLAR LIMITED	         SPON ADR	  89628E104     5982   105000 SH       SOLE     01          105000        0        0
D UAL CORP			 COM NEW	  902549807	5491   118000 SH       SOLE     01          118000        0        0
D WESTERN UN CO			 COMMON STOCK	  959802109     4716   224900 SH       SOLE     01          224900        0        0
D WNS HOLDINGS LTD		 SPONSORED ADR	  92932M101     2264   131600 SH       SOLE     01          131600        0        0


S REPORT SUMMARY                 26 DATA RECORDS              110669        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/07
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            26
               Total Records                   26
               Total Omitted                    0
Report Market Value x($1000)               110669
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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